Disposition of Subsidiaries	12 Months Ended
Mar. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Disposition of Subsidiaries
4.	DISPOSITION OF SUBSIDIARIES

The Company sold its subsidiary DT, a manufacturing company in garment manufacturing segment on October 1, 2020 to a third party and sold HPF, a subsidiary in logistics services segment in November 2020 to another third party. After disposition, the two subsidiaries became third parties to the Company. The Company will not have any businesses with the two subsidiaries nor the buyers. The business operations, customers and suppliers of DT and HPF were retained by the Company; therefore, the disposition of the two subsidiaries did not qualify as discontinued operations.

Financial position of the entities at disposal date and gain or loss on disposal:

Garment Manufacturing Segment

Financial position of DT	September 30, 2020, date of disposal
Current assets	$673,025
Noncurrent assets	-
Current liabilities	(70,481)
Net assets	$602,544

The consideration was at the fair value as of date of disposal, which was also the carrying value of DT, resulting no gain or loss recognized on the disposal.

Logistics Services Segment

Financial position of HPF	November 16, 2020, date of disposal
Current assets	$740,060
Noncurrent assets	42,658
Current liabilities	(565,362)
Net assets	$217,356

The consideration was at the fair value as of date of disposal, which was also the carrying value of DT, resulting no gain or loss recognized on the disposal.